Property, plant and equipment- Cash flow additions (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Additions to property, plant and equipment (cash flow)
Current year additions	R 30,943	R 22,613	R 16,022
Adjustments for non-cash items	(217)	(20)	(77)
Adjustments for non-cash items, movement in environmental provisions capitalised	(50)	(20)	(77)
Adjustments for non-cash items, reduction in Area A5-A receivable	(167)
Per the statement of cash flows	R 30,726	R 22,593	R 15,945